Stockholders' Equity and Accumulated Other Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
	Jan. 01, 2018	Dec. 31, 2012	Dec. 31, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	$ (354.0)					$ (304.0)	$ (304.0)	$ (304.0)	$ (278.0)
Other comprehensive income (loss) before reclassifications								(9.0)	(29.0)
Amounts reclassified from accumulated other comprehensive loss to net earnings								4.0	3.0
Other comprehensive income (loss), net of tax								(5.0)	(26.0)	$ (25.0)
Balance at end of the period			$ (354.0)					(354.0)	$ (304.0)	$ (278.0)
Remaining authorized repurchase amount			$ 100.0					$ 100.0
Common stock dividend declared and paid (in dollars per share)		$ 12.00
Common stock dividend declared (in dollars per share)			$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 6.00
Common stock dividend historical amount on a quarterly basis (in dollars per share)											$ 0.75
Common stock dividend historical amount on annual basis (in dollars per share)											3.00
Portion of dividend serving as prepayment for next succeeding year (in dollars per share)											3.00
Portion of dividend serving as prepayment for second succeeding year (in dollars per share)											3.00
Portion of dividend serving as prepayment for third succeeding year (in dollars per share)											3.00
Portion of dividend serving as prepayment for fourth succeeding year (in dollars per share)											$ 3.00
Income tax rate for foreign currency translation gains and losses (as a percent)	21.00%							35.00%	35.00%	35.00%
Maximum
Components of and changes in accumulated other comprehensive loss, net of tax
Time lag for reporting financial information								3 months
Income tax rate for foreign currency translation gains and losses (as a percent)								35.00%
Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Time lag for reporting financial information								1 month
Argentine pesos | Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets (liabilities)			$ 74.0					$ 74.0	$ 84.0
U.S. dollars | Sugar
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets (liabilities)									(3.0)
U.S. dollars | Sugar | Maximum
Components of and changes in accumulated other comprehensive loss, net of tax
Net assets (liabilities)			(1.0)					(1.0)
Reclassification out of Accumulated Other Comprehensive Income
Components of and changes in accumulated other comprehensive loss, net of tax
Amounts reclassified from accumulated other comprehensive loss to retained earnings								(45.0)
Foreign currency translation adjustment
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	$ (297.0)					$ (254.0)	$ (254.0)	(254.0)	(228.0)
Other comprehensive income (loss) before reclassifications								(6.0)	(26.0)
Amounts reclassified from accumulated other comprehensive loss to retained earnings								(37.0)
Other comprehensive income (loss), net of tax								(6.0)	(26.0)
Balance at end of the period			$ (297.0)					(297.0)	$ (254.0)	$ (228.0)
Effective income tax rate (as a percent)			21.00%				35.00%		35.00%
Unrealized gain on investments
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	7.0					2.0	$ 2.0	2.0	$ 1.0
Other comprehensive income (loss) before reclassifications								5.0	1.0
Other comprehensive income (loss), net of tax								5.0	1.0
Balance at end of the period			$ 7.0					7.0	2.0	1.0
Unrecognized pension cost
Components of and changes in accumulated other comprehensive loss, net of tax
Balance at beginning of the period	$ (64.0)					$ (52.0)	$ (52.0)	(52.0)	(51.0)
Other comprehensive income (loss) before reclassifications								(8.0)	(4.0)
Amounts reclassified from accumulated other comprehensive loss to net earnings								4.0	3.0
Amounts reclassified from accumulated other comprehensive loss to retained earnings								(8.0)
Other comprehensive income (loss), net of tax								(4.0)	(1.0)
Balance at end of the period			$ (64.0)					(64.0)	$ (52.0)	$ (51.0)
All components of AOCL except cumulative foreign currency translation adjustments
Components of and changes in accumulated other comprehensive loss, net of tax
Effective income tax rate (as a percent)			26.00%				39.00%		39.00%
Certain subsidiaries
Components of and changes in accumulated other comprehensive loss, net of tax
Cumulative foreign currency translation adjustment, net of related taxes			$ 91.0					91.0	$ 87.0
Cumulative foreign currency translation adjustment, taxes								0.0	0.0
Unrecognized pension cost related to employees at certain subsidiaries			$ 22.0					$ 22.0	$ 20.0